S000008519 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	141 Months Ended	225 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
Lipper Equity Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.16%	8.98%	8.57%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.51%	9.71%	9.96%
Performance Inception Date						Mar. 28, 2006
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.91%	8.64%	8.76%
Performance Inception Date						Mar. 28, 2006
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.40%	7.53%	7.85%
Performance Inception Date						Mar. 28, 2006
Class C
Prospectus [Line Items]
Average Annual Return, Percent		16.35%	10.19%	9.96%
Performance Inception Date						Mar. 28, 2006
Class I
Prospectus [Line Items]
Average Annual Return, Percent		17.54%	11.30%	10.90%
Performance Inception Date						Mar. 28, 2006
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		17.59%	11.36%	10.97%
Performance Inception Date					Mar. 25, 2013

[1]	An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization.
[2]	Represents the average annualized total return for all reporting funds in the Lipper Equity Income Funds Classification.